INCOME TAXES - Movement of the valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Balance as of January 1	¥ (972,118)	$ (136,920)	¥ (493,233)	¥ (100,204)
Additions	(283,273)	(39,898)	(478,885)	(393,029)
Utilization and reversal of valuation allowances	64,277	9,053
Balance as of December 31	¥ (1,191,114)	$ (167,765)	¥ (972,118)	¥ (493,233)